Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt

	2022	2021
Principal	$2,196,233	$2,196,233
Accrued interest	2,997,529	4,205,144
Debt discount	(215,659)	(226,823)
Total long term debt	$4,978,103	$6,174,554

Long term debt, current	$9,363	$3,256
Long term debt	$4,968,740	$6,171,298

Schedule of long-term debt maturities

2022	$950
2023	11,598
2024	15,002
2025	19,409
2026	25,114
Thereafter	2,124,160
Total	$2,196,233